Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule providing assumptions used in determining the fair value of stock-based awards
The following table provides the assumptions used in determining the fair value of the stock-based awards for the years ended December 31, 2013, 2012 and 2011, respectively.

	Grant Year
	2013	2012	2011
Weighted-average dividend yield	2.1%	2.2%	2.2%
Weighted-average volatility	30.6%	35.0%	32.7%
Range of volatilities	23.4-40.6%	33.3-40.4%	20.9-45.4%
Range of risk-free interest rates	0.16-1.88%	0.17-2.00%	0.25-3.51%
Weighted-average expected lives	8 years	7 years	8 years

Schedule of stock-based compensation activity
Please refer to Tables I and II below for additional information on our stock-based awards.

TABLE I — Financial Information Related to Stock-based Compensation
	2013		2012		2011
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
Stock options/SARs activity:
Outstanding at beginning of year	45,827,599	$59.45	50,372,991	$53.01	57,882,998	$48.50
Granted to officers and key employees [1]	4,276,060	$89.75	3,318,188	$110.09	2,960,595	$102.13
Exercised	(6,476,082)	$41.10	(7,708,343)	$38.73	(10,149,476)	$41.78
Forfeited / expired	(251,830)	$84.64	(155,237)	$67.50	(321,126)	$48.02
Outstanding at end of year	43,375,747	$65.03	45,827,599	$59.45	50,372,991	$53.01
Exercisable at year-end	34,200,054	$55.93	33,962,000	$51.75	35,523,057	$52.66

RSUs activity:
Outstanding at beginning of year	3,580,220		4,281,490		4,650,241
Granted to officers and key employees	1,614,870		1,429,939		1,082,032
Vested	(1,286,934)		(2,077,485)		(1,382,539)
Forfeited	(84,828)		(53,724)		(68,244)
Outstanding at end of year	3,823,328		3,580,220		4,281,490

Stock options/SARs outstanding and exercisable:
	Outstanding				Exercisable
Exercise Prices	Shares Outstanding at 12/31/13	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Aggregate Intrinsic Value [2]	Shares Outstanding at 12/31/13	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Aggregate Intrinsic Value [2]
$22.17 – 38.63	7,775,953	3.20	$29.03	$481	7,775,953	3.20	$29.03	$481
$40.64 – 57.85	11,656,943	4.06	$52.71	444	11,656,943	4.06	$52.71	444
$63.04 – 72.05	9,687,583	2.48	$69.05	211	9,687,583	2.48	$69.05	211
$73.20 – 89.75	8,280,894	6.69	$81.70	75	4,174,124	4.37	$73.86	71
$102.13 – 110.09	5,974,374	7.71	$106.28	—	905,451	7.62	$105.59	—
	43,375,747		$65.03	$1,211	34,200,054		$55.93	$1,207

[1]	No SARS were granted during the years ended December 31, 2013 or 2012. Of the 2,960,595 awards granted during the year ended December 31, 2011, 2,722,689 were SARs.

[2]
The difference between a stock award’s exercise price and the underlying stock’s market price at December 31, 2013, for awards with market price greater than the exercise price. Amounts are in millions of dollars.

Schedule of financial information related to stock-based compensation

TABLE II— Additional Stock-based Award Information

(Dollars in millions except per share data)	2013	2012	2011
Stock Options/SARs activity:
Weighted-average fair value per share of stock awards granted	$28.34	$39.20	$36.73
Intrinsic value of stock awards exercised	$312	$488	$618
Fair value of stock awards vested	$167	$66	$96
Cash received from stock awards exercised	$152	$112	$161

RSUs activity:
Weighted-average fair value per share of stock awards granted	$84.05	$104.61	$97.51
Fair value of stock awards vested	$117	$229	$143